Expense Example {- Investor Freedom® 2015 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-11 - Investor Freedom® 2015 Portfolio - VIP Investor Freedom 2015 Portfolio-Investor VIP	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 55
3 years	173
5 years	302
10 years	$ 677